Revenue	12 Months Ended
Dec. 31, 2022
Revenue [Abstract]
Revenue
14.	Revenue

For the years ended December 31, 2020, 2021 and 2022, all of the Group’s revenue was generated in the PRC. The disaggregated revenues were as follows:

	For the years ended December 31,
	2020	2021	2022
Revenue from third parties:
Tuition fees	-	4,146,247	23,702,135
Comprehensive human resource services	-	-	7,840,844
Accommodation	-	228,526	5,920,364
Uniforms, learning materials and other campus necessities	2,632,611	1,986,186	3,992,076
Course design, development and training	-	-	3,675,953
Meals	660,020	2,014,151	2,544,884
Rental revenue	104,761	76,191	-
Others	12,699	61,691	751,615
Subtotal	3,410,091	8,512,992	48,427,871

Revenue from related party:
Rental revenue	1,668,572	906,667	754,285

Revenue from Affected Entity (1):
Rental revenue	15,284,572	14,152,381	-
Food procurement services	5,341,719	10,864,732	-
Subtotal	20,626,291	25,017,113	-
Total revenue	25,704,954	34,436,772	49,182,156

(1)	For the fiscal year ended December 31, 2020 and for the eight months ended August 31, 2021, the Group provides operation services including rental services and procurement services for Lianwai School. Although private schools providing compulsory education should not conduct any transaction with any related party under the Implementation Rules, to keep Lianwai School in continuing daily operation, the Group continued to provide essential services without recognizing any revenues relating to such activities to Lianwai School.

Tuition and accommodation fees, revenue from course design, development and training, and rental revenue were recognized overtime, amounted to RMB1,773,333, RMB5,357,631 and RMB34,052,737 for the years ended December 31, 2020, 2021 and 2022, respectively. Other types of revenue were recognized at a point of time.

As of December 31, 2022, revenue for unsatisfied performance obligations expected to be recognized in year 2022 is RMB9,368,156, which primarily relates to education services and accommodation services to be delivered in the future to the students.